COMMON STOCK (Details Narrative) - USD ($)	1 Months Ended	4 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Sep. 30, 2017	Aug. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, per share		$ 0.01
Common stock par value			$ 0.001		$ 0.001	$ 0.001
Common stock shares authorized			75,000,000		75,000,000	75,000,000
Common stock, shares issued		2,360,000	10,360,000		10,360,000	10,360,000
Common stock, shares outstanding			10,360,000		10,360,000	10,360,000
Proceeds from issuance of shares		$ 23,600
Advance received			$ 64,640
Director [Member]
Common stock par value	$ 0.001
Common stock, shares issued	8,000,000
Proceeds from issuance of shares	$ 8,000
Stock Subscription Agreement [Member]
Common stock, per share				$ 0.001
Common stock, shares issued			64,640,000
Advance received			$ 64,640